Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.33750%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$473,009.66

Principal:
Principal Collections	$10,405,047.65
Prepayments in Full	$4,322,913.51
Liquidation Proceeds	$103,159.46
Recoveries	$170,479.12
Sub Total	$15,001,599.74
Collections	$15,474,609.40

Purchase Amounts:
Purchase Amounts Related to Principal	$152,881.01
Purchase Amounts Related to Interest	$679.04
Sub Total	$153,560.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,628,169.45

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,628,169.45
Servicing Fee	$169,263.27	$169,263.27	$0.00	$0.00	$15,458,906.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,458,906.18
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,458,906.18
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,458,906.18
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,458,906.18
Interest - Class A-4 Notes	$125,412.61	$125,412.61	$0.00	$0.00	$15,333,493.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,333,493.57
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$15,272,582.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,272,582.32
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$15,225,609.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,225,609.32
Regular Principal Payment	$14,077,283.46	$14,077,283.46	$0.00	$0.00	$1,148,325.86
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,148,325.86
Residual Released to Depositor	$0.00	$1,148,325.86	$0.00	$0.00	$0.00
Total		$15,628,169.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,077,283.46
Total					$14,077,283.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,077,283.46	$116.84	$125,412.61	$1.04	$14,202,696.07	$117.88
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$14,077,283.46	$10.69	$233,296.86	$0.18	$14,310,580.32	$10.87

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$99,009,956.61	0.8217958	$84,932,673.15	0.7049525
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$164,859,956.61	0.1251946	$150,782,673.15	0.1145043

Pool Information
Weighted Average APR	2.780%	2.774%
Weighted Average Remaining Term	22.56	21.77
Number of Receivables Outstanding	21,839	21,004
Pool Balance	$203,115,920.75	$188,015,542.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$191,196,439.54	$177,119,156.08
Pool Factor	0.1430093	0.1323775

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$10,896,386.39
Targeted Overcollateralization Amount	$37,232,869.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,232,869.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$116,376.65
(Recoveries)		144	$170,479.12
Net Loss for Current Collection Period			$(54,102.47)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.3196%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5507%
Second Prior Collection Period			0.8652%
Prior Collection Period			0.3219%
Current Collection Period			(0.3320)%
Four Month Average (Current and Prior Three Collection Periods)			0.3515%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,810	$15,493,286.22
(Cumulative Recoveries)			$2,793,773.07
Cumulative Net Loss for All Collection Periods			$12,699,513.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8941%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,066.48
Average Net Loss for Receivables that have experienced a Realized Loss			$3,333.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.31%	328	$4,346,749.20
61-90 Days Delinquent	0.23%	33	$429,977.46
91-120 Days Delinquent	0.04%	5	$79,482.77
Over 120 Days Delinquent	0.32%	45	$597,630.20
Total Delinquent Receivables	2.90%	411	$5,453,839.63

Repossession Inventory:
Repossessed in the Current Collection Period		12	$167,668.02
Total Repossessed Inventory		18	$263,163.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3560%
Prior Collection Period			0.3709%
Current Collection Period			0.3952%
Three Month Average			0.3740%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5888%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer